INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryover	$ 21,486,659	$ 18,920,702
Stock based compensation	4,422,167	4,986,677
Depreciable and depletable assets	(212,727)	(367,352)
Mining explorations	5,390,018	3,028,546
Capital loss carryforward	1,482,865	1,482,863
Other	28,639	27,062
Less: valuation allowance	(32,597,621)	(28,078,498)
Net deferred tax asset	$ 0	$ 0